LEGG MASON GLOBAL INFRASTRUCTURE ETF

Schedule of investments (unaudited)	July 31, 2020

SECURITY	SHARES	VALUE
COMMON STOCKS - 99.2%
ENERGY - 10.4%
Oil, Gas & Consumable Fuels - 10.4%
Enbridge Inc.	11,233	$359,506
Kinder Morgan Inc.	4,849	68,371
Koninklijke Vopak NV	1,174	64,346
ONEOK Inc.	857	23,919
Pembina Pipeline Corp.	1,524	37,033
TC Energy Corp.	5,216	237,728
Williams Cos. Inc.	3,360	64,277

TOTAL ENERGY		855,180

INDUSTRIALS - 23.8%
Road & Rail - 20.5%
Aurizon Holdings Ltd.	24,654	78,679
Central Japan Railway Co.	1,495	179,646
CSX Corp.	4,248	303,052
East Japan Railway Co.	3,512	201,659
Kansas City Southern	525	90,221
Norfolk Southern Corp.	1,422	273,323
Tobu Railway Co. Ltd.	1,928	53,721
Union Pacific Corp.	2,447	424,187
West Japan Railway Co.	1,886	80,770

Total Road & Rail		1,685,258

Transportation Infrastructure - 3.3%
Aena SME SA	654	85,301	*
Aeroports de Paris	126	11,920
Atlantia SpA	2,034	32,350	*
Enav SpA	4,482	18,370
Flughafen Zurich AG	239	30,213	*
Fraport AG Frankfurt Airport Services Worldwide	328	12,807	*
Grupo Aeroportuario del Sureste SAB de CV, Class B Shares	1,569	15,766
International Container Terminal Services Inc.	6,611	12,981
Jiangsu Expressway Co. Ltd., Class H Shares	14,674	15,734
Promotora y Operadora de Infraestructura SAB de CV	3,523	25,899	*
Shenzhen International Holdings Ltd.	8,794	14,342

Total Transportation Infrastructure		275,683

TOTAL INDUSTRIALS		1,960,941

REAL ESTATE - 5.0%
Equity Real Estate Investment Trusts (REITs) - 5.0%
Crown Castle International Corp.	2,472	412,082

See Notes to Schedule of Investments.

Legg Mason Global Infrastructure ETF 2020 Quarterly Report	1

LEGG MASON GLOBAL INFRASTRUCTURE ETF

Schedule of investments (unaudited) (cont’d)	July 31, 2020

SECURITY	SHARES	VALUE
UTILITIES - 60.0%
Electric Utilities - 37.5%
AusNet Services	15,050	$19,212
CEZ AS	1,068	21,466
Chubu Electric Power Co. Inc.	4,025	47,757
Chugoku Electric Power Co. Inc.	1,837	22,378
CK Infrastructure Holdings Ltd.	5,068	26,418
CLP Holdings Ltd.	15,246	144,391
Contact Energy Ltd.	5,324	20,712
Duke Energy Corp.	2,871	243,289
Edison International	491	27,334
EDP - Energias de Portugal SA	19,288	97,733
Emera Inc.	1,274	53,024
Endesa SA	2,378	67,600
Enel Americas SA	113,482	17,611
Enel SpA	44,891	410,283
Entergy Corp.	780	82,001
Evergy Inc.	589	38,185
Exelon Corp.	2,535	97,876
FirstEnergy Corp.	2,112	61,248
Fortis Inc.	2,406	97,982
HK Electric Investments & HK Electric Investments Ltd.	18,881	19,538
Hydro One Ltd.	1,478	31,491
Iberdrola SA	35,076	452,933
Iberdrola SA	872	11,260	*
Kansai Electric Power Co. Inc.	2,857	27,062
Korea Electric Power Corp.	1,959	31,406	*
Kyushu Electric Power Co. Inc.	2,398	20,050
OGE Energy Corp.	780	25,662
Pinnacle West Capital Corp.	439	36,472
Power Assets Holdings Ltd.	10,268	57,168
PPL Corp.	2,003	53,320
Red Electrica Corp. SA	3,598	70,287
Southern Co.	2,749	150,123
Spark Infrastructure Group	14,240	23,080
SSE PLC	4,264	72,811
Tenaga Nasional Bhd	25,791	69,587
Terna Rete Elettrica Nazionale SpA	11,599	86,492
Tohoku Electric Power Co. Inc.	2,770	26,120
Tokyo Electric Power Co. Holdings Inc.	7,868	20,836	*

See Notes to Schedule of Investments.

2	Legg Mason Global Infrastructure ETF 2020 Quarterly Report

LEGG MASON GLOBAL INFRASTRUCTURE ETF

Schedule of investments (unaudited) (cont’d)	July 31, 2020

SECURITY	SHARES	VALUE
Electric Utilities - (continued)
Transmissora Alianca de Energia Eletrica SA	2,894	$16,138
Xcel Energy Inc.	2,732	188,617

Total Electric Utilities		3,086,953

Gas Utilities - 2.9%
APA Group	7,350	57,982
China Resources Gas Group Ltd.	3,350	16,512
Enagas SA	1,472	37,198
Italgas SpA	2,793	17,967
Naturgy Energy Group SA	2,361	43,944
Snam SpA	12,362	65,781

Total Gas Utilities		239,384

Independent Power and Renewable Electricity Producers - 1.4%
AES Corp.	864	13,159
CGN Power Co. Ltd., Class H Shares	75,476	15,874
Electric Power Development Co. Ltd.	747	10,138
Electricity Generating PCL	1,617	12,290
Meridian Energy Ltd.	7,060	22,857
Northland Power Inc.	693	18,987
Vistra Corp.	1,219	22,746

Total Independent Power and Renewable Electricity Producers		116,051

Multi-Utilities - 16.3%
Algonquin Power & Utilities Corp.	2,071	28,572
Ameren Corp.	960	77,030
Canadian Utilities Ltd., Class A Shares	1,037	26,601
CenterPoint Energy Inc.	708	13,459
Consolidated Edison Inc.	1,304	100,186
Dominion Energy Inc.	3,272	265,130
DTE Energy Co.	449	51,918
E.ON SE	11,074	130,112
Engie SA	8,693	116,055	*
National Grid PLC	29,011	342,845
NiSource Inc.	1,490	36,431
Public Service Enterprise Group Inc.	1,976	110,538
Veolia Environnement SA	2,084	47,586

Total Multi-Utilities		1,346,463

Water Utilities - 1.9%
Guangdong Investment Ltd.	12,288	19,851
Pennon Group PLC	2,105	29,438

See Notes to Schedule of Investments.

Legg Mason Global Infrastructure ETF 2020 Quarterly Report	3

LEGG MASON GLOBAL INFRASTRUCTURE ETF

Schedule of investments (unaudited) (cont’d)	July 31, 2020

SECURITY	SHARES	VALUE
Water Utilities - (continued)
Severn Trent PLC	1,865	$59,971
United Utilities Group PLC	4,212	49,754

Total Water Utilities		159,014

TOTAL UTILITIES		4,947,865

TOTAL COMMON STOCKS (Cost - $8,297,366)		8,176,068

	EXPIRATION DATE	RIGHTS
RIGHTS - 0.0%††
EDP - Energias de Portugal SA (Cost - $0)	8/11/20	19,288	1,966	*

TOTAL INVESTMENTS - 99.2% (Cost - $8,297,366)			8,178,034
Other Assets in Excess of Liabilities - 0.8%			64,163

TOTAL NET ASSETS - 100.0%			$8,242,197

††	Represents less than 0.1%.

*	Non-income producing security.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

4	Legg Mason Global Infrastructure ETF 2020 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason Global Infrastructure ETF (the “Fund”) is a separate diversified investment series of Legg Mason ETF Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund is an exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly-traded securities. The Fund is designed to track an index. Similar to shares of an index mutual fund, each share of the Fund represents an ownership interest in an underlying portfolio of securities intended to track an index. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of the Fund may be directly purchased from and redeemed by the Fund at NAV solely by certain large institutional investors who have entered into agreements with the Fund’s distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.

Shares of the Fund are listed and traded at market prices on NASDAQ. The market price for the Fund’s shares may be different from the Fund’s NAV. The Fund issues and redeems shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Fund at NAV. Creation Units are issued and redeemed generally in-kind for a basket of securities and/or cash. Except when aggregated in Creation Units, shares of the Fund are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Fund at NAV.

The Fund seeks to track the investment results of the RARE Global Infrastructure Index (the “Underlying Index”). The Underlying Index is constructed from global infrastructure-related equity securities and utilizes a proprietary methodology created and sponsored by ClearBridge RARE Infrastructure (North America) Pty Limited (“RARE”) (formerly known as RARE Infrastructure (North America) Pty Ltd.), the Fund’s subadviser.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds,

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Notes to Schedule of Investments (unaudited) (continued)

credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will use the currency exchange rates, generally determined as of 4:00 p.m. (London Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

6

Notes to Schedule of Investments (unaudited) (continued)

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks:
Utilities	$4,826,582	$121,283	—	$4,947,865
Other Common Stocks	3,228,203	—	—	3,228,203
Rights	1,966	—	—	1,966

Total Investments	$8,056,751	$121,283	—	$8,178,034

†	See Schedule of Investments for additional detailed categorizations.

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